Intangible assets - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets	£ 1,842.0	£ 2,018.4	[1]	£ 2,217.3
Amortisation and impairment of acquired intangible assets	280.0	195.1
Impairment charge on intangible assets	£ 126.1	£ 6.0
Pre-tax discount rate	9.00%	8.50%
Assumed annual long-term growth rate	3.00%	3.00%
Goodwill impairment charge	£ 183.9	£ 27.1		27.0
Discount Rates [member] | VMLY&R [member]
Disclosure of detailed information about intangible assets [line items]
Percentage of movement in discount rate	0.10%
Increase or decrease the impairment charge	£ 23.0
Terminal Growth Rate [member] | VMLY&R [member]
Disclosure of detailed information about intangible assets [line items]
Increase or decrease the impairment charge	£ 19.0
Percentage Of Movement In Terminal growth rate	0.10%
Terminal margin [member] | VMLY&R [member]
Disclosure of detailed information about intangible assets [line items]
Increase or decrease the impairment charge	£ 8.0
Percentage Of Movement In Terminal Margin	0.10%
VMLY&R [member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate	8.70%	8.50%
Impairment loss recoverable amount	£ 1,327.3
Other business [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill impairment charge	35.9
Advertising and media investment management [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge on intangible assets	70.6
Goodwill impairment charge	148.0	£ 19.5		20.9
Advertising and media investment management [member] | VMLY&R [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill impairment charge	148.0
Data investment management [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge on intangible assets	38.2
Goodwill impairment charge	0.9
Brand consulting, health & wellness and specialist communications [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge on intangible assets	17.3
Goodwill impairment charge	£ 35.0			£ 6.1
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Management forecasts for a projection period	Five years
Associates [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation and impairment of acquired intangible assets	£ 4.2	5.7
Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets	361.2	445.6
Impairment charge on intangible assets	58.6
Customer-related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets	220.6	360.9
Other acquired intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets	13.0	£ 22.6
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge on intangible assets	£ 67.5

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.